Financial assets at fair value through profit or loss - Summary of exposure to (reverse) repurchase agreements (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [table]
Financial assets at fair value through profit or loss	€ 101,956	€ 103,370
Financial liabilities at fair value through profit or loss	71,041	82,781
Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [table]
Financial assets at fair value through profit or loss	51,322	58,175
Repurchase transactions [member]
Disclosure of fair value measurement of assets [table]
Financial liabilities at fair value through profit or loss	45,873	48,935
Deposits from banks [member] | Repurchase transactions [member]
Disclosure of fair value measurement of assets [table]
Financial liabilities at fair value through profit or loss	4,138	1,971
Trading liabilities, funds on deposits [member] | Repurchase transactions [member]
Disclosure of fair value measurement of assets [table]
Financial liabilities at fair value through profit or loss	7,127	5,787
Funds entrusted measured at designated at fair value through profit or loss | Repurchase transactions [member]
Disclosure of fair value measurement of assets [table]
Financial liabilities at fair value through profit or loss	34,608	41,177
Loans and advances to banks [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [table]
Financial assets at fair value through profit or loss	3,403	4,869
Loans and advances to customers [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [table]
Financial assets at fair value through profit or loss	71	624
Trading assets, loans and receivables [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [table]
Financial assets at fair value through profit or loss	8,026	10,947
Loans and receivables mandatorily measured at fair value through profit or loss [member] | Reverse repurchase transactions [member]
Disclosure of fair value measurement of assets [table]
Financial assets at fair value through profit or loss	€ 39,823	€ 41,735